1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Loss per share) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Net Loss - Basic and Diluted	$ (466,130)	$ (550,825)	$ (86,110)	$ (80,483)	$ (125,948)	$ (299,285)	$ (1,103,065)	$ (505,716)	$ (614,871)	$ (351,390)
Basic and Diluted Weighted Average Shares Outstanding	12,982,494			12,020,328			12,898,004	11,294,902	11,486,079	9,826,151
Loss Per Share - Basic and Diluted	$ (0.04)			$ (0.01)			$ (0.09)	$ (0.04)	$ (0.05)	$ (0.04)